CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net (loss) income for the year	$ (30,801)	$ 8,541
Adjustments for:
Depreciation and depletion	62,880	23,737
Share-based compensation	10,306	6,874
Share of net income related to joint venture	0	(2,432)
Gain on derecognition of equity investment in joint venture	0	(1,416)
Transaction costs	0	2,492
Finance income	(6,056)	(5,853)
Finance expense	17,786	15,183
Unrealized loss on gold hedge derivative instruments	74,553	13,606
Unrealized foreign exchange gain	(2,850)	(686)
Income tax expense	38,259	0
Income taxes paid	(34,092)	0
Deferred income tax expense	23,024	0
Operating cash flow before working capital changes	153,009	60,046
Change in working capital	4,985	(4,300)
Cash provided by operating activities	157,994	55,746
Investing activities:
Expenditures on mineral properties, plant and equipment	(114,923)	(66,901)
Deferred consideration paid	(25,000)	0
Net cash and cash equivalents assumed on acquisition	0	47,502
Transaction costs paid	0	(2,492)
Redemption of preferred shares in joint venture	0	25,000
Interest received	3,412	4,707
Purchase of other assets	(460)	(2,027)
Cash (used in) provided by investing activities	(136,971)	5,789
Financing activities:
Lease liability payments	(19,265)	(13,400)
Revolving credit facility related costs	(3,483)	0
Shares issued for cash on exercise of stock options	2,058	2,843
Share issuance costs	0	(41)
Cash used in financing activities	(20,690)	(10,598)
Impact of foreign exchange on cash and cash equivalents	2,219	(432)
Net increase in cash and cash equivalents during the year	2,552	50,505
Cash and cash equivalents, beginning of year	105,775	55,270
Cash and cash equivalents, end of year	$ 108,327	$ 105,775